Financial Liabilities at Amortized Cost	12 Months Ended
Dec. 31, 2024
Financial Liabilities at Fair Value Through Profit or Loss [Abstract]
Financial liabilities at amortized cost
14.	Financial liabilities at amortized cost

	December 31, 2023	December 31, 2024
Current:
Subsidiary’s preferred shares liabilities	$97,688	$-
Non-controlling shareholders’ conversion right	673,722	-
	$771,410	$-
Non-current:
Subsidiary’s preferred shares liabilities	$1,856,073	$1,953,761
Add: Net exchange differences	-	(123,935)
	$1,856,073	$1,829,826

a)	Amounts recognized in profit or loss in relation to financial liabilities at amortized cost are listed below:

	Year ended December 31,
	2022	2023	2024
Finance costs	$30,152	$27,543	$28,041

b)	On August 15, 2020, TNL TW, a subsidiary of the Company, issued Class A preferred shares to the National Development Fund of the Executive Yuan. The Class A preferred shares of TNL TW are assessed as liabilities in accordance with the rights of the shareholders, the conditions of issuance of Class A preferred shares are as follows:

i)	Shares issued：500 thousand shares of TNL TW

ii)	Issue price：NT$60,000,000 (US$1,953,761) / NT$120 (US$3.907) per share

iii)	Expiration date: Initially on August 13, 2023 (allowed to withdrawal in advance in certain circumstances), which is extended to February 13, 2026 in June 2024 by the National Development Fund of the Executive Yuan. Upon expiration, the shares shall be retired in 15 equal quarterly installments in cash.

iv)	Dividend: 1.5% per year, cumulative, no participation in ordinary shares and other preferred shares in respect of distributions of earnings and capital surplus.

v)	Liquidation preference: The shareholders of the Class A preferred shares take precedence over the shareholders of the ordinary shares and other preferred shares in the order of distribution of residual property of TNL TW. However, it shall not exceed the total subscription amount plus the dividends not yet received during the issued period.

vi)	The Class A preferred shares does not have the right to vote and vote for the distribution of excess dividends, however, the shareholders of the Class A preferred shares may vote on matters related to their rights.

vii)	The Class A preferred shares has no right to be converted into the ordinary shares.

c)	In accordance with the investment agreements by DaEX and each of certain DaEX’s non-controlling shareholders, and the joint venture agreement by TNL TW and AccuHit AI Technology Taiwan Co., Ltd (a DaEX’s non-controlling shareholders), each of certain DaEX non-controlling shareholders (the “DaEX Conversion Right Holders”) has the right to, before de-SPAC of the Company, convert their shares of DaEX into the shares of the Company. The value of the DaEX converted shares shall not be less than NT$20,690,000 (US$673,722), which was the initial investment amount of certain DaEX non-controlling shareholders, and the actual conversion price is at $11.21 per share

The DaEX conversion rights were converted into 57,849 ordinary shares on December 5, 2024, immediately prior to the closing of de-SPAC transaction.